Subsequent Events - Additional Information (Details)								1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 02, 2021 CHF (SFr) shares	Sep. 21, 2021 USD ($) shares	Aug. 02, 2021 shares	May 20, 2021 USD ($) shares	Apr. 20, 2021 USD ($) shares	Mar. 16, 2021 GBP (£) shares	Jan. 18, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Feb. 28, 2021 USD ($) shares	Mar. 04, 2022 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration of subscribed ordinary shares										$ 14,276,718
Amount of share repurchase program authorized							$ 50,000,000
Share repurchase program commenced date							Feb. 12, 2021
Amount of repurchasing of ordinary shares							$ 14,300,000
Number of repurchasing of ordinary shares | shares							1,831,532
Repurchasing of ordinary shares, average price per share | $ / shares							$ 7.79
Commission costs for share repurchase program							$ 37,000
Number of repurchasing of treasury shares | shares										1,831,532
Average weighted number of treasury shares | shares										33,895
Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of share repurchase program authorized										$ 50,000,000
Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investment in equity											$ 25,000,000
Major Business Combination | IB Holdings Limited
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash consideration				$ 6,000,000
Initial cash consideration				4,000,000
Cash consideration at end of year 1				1,000,000
Cash consideration at end of year 2				1,000,000
Major Business Combination | IB Holdings Limited | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration paid (received)				8,000,000
Earn-out payment				$ 2,000,000
Subsequent Events [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of repurchasing of ordinary shares					$ 49,900,000
Number of repurchasing of ordinary shares | shares					6,671,788
Commission costs for share repurchase program					$ 133,000
Number of repurchasing of treasury shares | shares			6,671,788
Triterras Fintech UK Limited | Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of subscribed ordinary shares | shares						100
Consideration of subscribed ordinary shares | £						£ 100
Triterras Fintech USA Inc. | Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of subscribed ordinary shares | shares				1,500
Consideration of subscribed ordinary shares				$ 15
Trade Credit Partners Ltd | Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration of subscribed ordinary shares								$ 25,000,000	$ 25,000,000
TR Receivables SPV Limited | Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of subscribed ordinary shares | shares		1,000
Consideration of subscribed ordinary shares		$ 1,000
Triterras Fintech Swiss AG | Disposal of Subsidiary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of subscribed ordinary shares | shares	1,000
Consideration of subscribed ordinary shares | SFr	SFr 100,000